Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%